Commitments (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Payment for license cost	$ 10,000
Percentage of royalties revenue	2.00%
License revenue	0	0
License payable	10,000	20,000
Employee settlement	50,000	50,000
Royalty revenue	$ 0	$ 0